          Payden Limited Maturity Fund

Schedule of Investments - January 31, 2020 (Unaudited)
Principal or Shares	Security Description	Value (000)
Asset Backed (25%)
4,321,000	AEP Texas Restoration Funding LLC,
	2.06%, 2/01/27	$4,372
2,206,504	Ally Auto Receivables Trust 2019-1,
	2.85%, 3/15/22	2,214
12,354,000	Americredit Automobile Receivables Trust
	2018-3, 3.38%, 7/18/23	12,566
1,000,000	Arbor Realty Commercial Real Estate Notes
	2019-FL1 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.150%), 2.83%, 5/15/37 (a)(b)	1,002
2,955,595	Ascentium Equipment Receivables 2019-1
	144A, 2.84%, 6/10/22 (b)	2,974
2,240,000	Bank of The West Auto Trust 2019-1 144A,
	2.43%, 4/15/24 (b)	2,272
1,800,000	Bank of The West Auto Trust 2019-1 144A,
	2.51%, 10/15/24 (b)	1,840
4,968,408	Barings BDC Static CLO Ltd. 2019-1 144A, (3
	mo. LIBOR USD + 1.020%),
	2.85%, 4/15/27 (a)(b)	4,957
3,300,000	Barings CLO Ltd. 2013-I 144A, (3 mo. LIBOR
	USD + 0.800%), 2.62%, 1/20/28 (a)(b)	3,301
1,610,000	BDS 2020-FL5 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.150%), 2.93%, 2/16/37 (a)(b)	1,616
2,253,162	BMW Canada Auto Trust 144A,
	2.15%, 10/20/21 CAD (b)(c)	1,704
3,760,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo.
	LIBOR USD + 1.300%), 2.98%, 9/15/35 (a)(b)	3,769
4,740,000	Canadian Pacer Auto Receivables Trust 144A,
	1.77%, 11/21/22 (b)	4,744
3,000,000	CLNC 2019-FL1 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.250%), 3.01%, 8/20/35 (a)(b)	3,015
3,346,556	CNH Capital Canada Receivables Trust 144A,
	2.10%, 2/15/22 CAD (b)(c)	2,530
353,225	CNH Equipment Trust 2017-A, 2.07%, 5/16/22	354
594,075	CNH Equipment Trust 2018-B,
	2.93%, 12/15/21	595
2,295,266	CNH Equipment Trust 2019-A, 2.96%, 5/16/22	2,308
1,009,640	Commonbond Student Loan Trust 2017-A-GS
	144A, (1 mo. LIBOR USD + 0.850%),
	2.51%, 5/25/41 (a)(b)	1,009
2,651,741	Drive Auto Receivables Trust 2017-1,
	3.84%, 3/15/23	2,680
320,296	Drive Auto Receivables Trust 2019-2,
	2.93%, 3/15/22	321
1,920,000	Drive Auto Receivables Trust 2020-1,
	1.99%, 12/15/22	1,923
7,079,448	Enterprise Fleet Financing 2018-2 LLC 144A,
	3.14%, 2/20/24 (b)	7,154
2,199,248	Enterprise Fleet Financing 2019-2 LLC 144A,
	2.27%, 8/20/20 (b)	2,201
1,341,902	Enterprise Fleet Financing LLC 144A,
	1.97%, 1/20/23 (b)	1,342
254,963	First Investors Auto Owner Trust 2017-1 144A,
	2.20%, 3/15/22 (b)	255
185,860	First Investors Auto Owner Trust 2018-1 144A,
	2.84%, 5/16/22 (b)	186

Principal or Shares	Security Description	Value (000)

4,436,115	Ford Auto Securitization Trust 144A,
	2.10%, 9/15/21 CAD (b)(c)	$3,353
1,009,113	Ford Auto Securitization Trust 144A,
	2.20%, 3/15/21 CAD (b)(c)	763
1,820,000	Ford Credit Auto Lease Trust 2020-A,
	1.80%, 7/15/22	1,820
2,776,026	Ford Credit Auto Owner Trust 2019-A,
	2.78%, 2/15/22	2,786
2,060,000	Foursight Capital Automobile Receivables Trust
	2020-1 144A, 1.81%, 2/16/21 (b)	2,060
1,890,000	Foursight Capital Automobile Receivables Trust
	2020-1 144A, 1.97%, 9/15/23 (b)	1,892
3,678,702	Galaxy XXIX CLO Ltd. 144A, (3 mo. LIBOR
	USD + 0.790%), 2.70%, 11/15/26 (a)(b)	3,679
3,228,505	GM Financial Automobile Leasing Trust 2018-1,
	2.61%, 1/20/21	3,232
3,001,418	GM Financial Automobile Leasing Trust 2018-3,
	3.18%, 6/21/21	3,017
1,255,760	GMF Canada Leasing Trust 144A,
	2.15%, 3/22/21 CAD (b)(c)	949
3,382,321	Great American Auto Leasing Inc. 2019-1 144A,
	2.97%, 6/15/21 (b)	3,399
4,230,000	Greystone CRE Notes 2019-FL2 Ltd. 144A, (1
	mo. LIBOR USD + 1.180%),
	2.86%, 9/15/37 (a)(b)	4,250
1,740,000	Harley-Davidson Motorcycle Trust 2020-A,
	1.83%, 1/17/23	1,741
2,065,000	HPEFS Equipment Trust 2019-1 144A,
	2.19%, 9/20/29 (b)	2,074
3,410,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.100%), 2.77%, 6/15/36 (a)(b)	3,424
3,575,000	LCM XX LP 144A, (3 mo. LIBOR USD
	+ 1.040%), 2.86%, 10/20/27 (a)(b)	3,577
1,740,000	Madison Park Funding XIII Ltd. 144A, (3 mo.
	LIBOR USD + 0.950%), 2.77%, 4/19/30 (a)(b)	1,740
6,800,000	Magnetite VII Ltd. 144A, (3 mo. LIBOR USD
	+ 0.800%), 2.63%, 1/15/28 (a)(b)	6,793
4,000,000	Marathon CRE 2018 FL1 Ltd. 144A, (1 mo.
	LIBOR USD + 1.150%), 2.83%, 6/15/28 (a)(b)	4,010
3,837,221	Mercedes-Benz Auto Lease Trust 2019-A,
	3.01%, 2/16/21	3,847
4,350,000	Mercedes-Benz Auto Lease Trust 2020-A,
	1.82%, 3/15/22	4,345
3,237,821	MMAF Equipment Finance LLC 2019-A 144A,
	2.84%, 1/10/22 (b)	3,255
7,500,000	Navient Student Loan Trust 2019-7 144A, (1
	mo. LIBOR USD + 0.500%),
	2.17%, 1/25/68 (a)(b)	7,503
1,965	Nissan Auto Lease Trust 2017-B,
	2.05%, 9/15/20	2
4,360,000	Nissan Auto Lease Trust 2019-B,
	2.27%, 7/15/22	4,400
8,700,000	Nissan Auto Lease Trust 2020-A,
	1.80%, 5/16/22	8,725

1   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,885,233	Nissan Auto Receivables 2019-A Owner Trust,
	2.82%, 1/18/22	$1,892
1,876,692	NP SPE II LLC 144A, 2.86%, 11/19/49 (b)	1,886
815,000	Octagon Investment Partners XXIII Ltd. 144A,
	(3 mo. LIBOR USD + 0.850%),
	2.68%, 7/15/27 (a)(b)	816
3,216,397	Palmer Square Loan Funding 2019-4 Ltd. 144A,
	(3 mo. LIBOR USD + 0.900%),
	2.70%, 10/24/27 (a)(b)	3,218
4,990,000	Palmer Square Loan Funding 2020-1 Ltd. 144A,
	(3 mo. LIBOR USD + 0.800%),
	2.60%, 2/20/28 (a)(b)	4,990
2,600,000	Penarth Master Issuer PLC 144A, (1 mo. LIBOR
	USD + 0.380%), 2.04%, 3/18/22 (a)(b)	2,601
2,669,066	Prestige Auto Receivables Trust 2019-1 144A,
	2.44%, 7/15/22 (b)	2,676
750,000	Santander Drive Auto Receivables Trust 2017-3,
	3.20%, 11/15/23	762
615,574	Santander Drive Auto Receivables Trust 2019-1,
	2.91%, 1/18/22	616
8,400,000	Santander Drive Auto Receivables Trust 2019-2,
	2.59%, 5/15/23	8,460
4,568,978	Santander Retail Auto Lease Trust 2019-B 144A,
	2.29%, 4/20/22 (b)	4,596
1,683,158	Silver Arrow Canada LP 144A, 2.13%, 3/15/21
	CAD (b)(c)	1,272
1,459,910	Sofi Professional Loan Program 2019-C LLC
	144A, 2.13%, 11/16/48 (b)	1,465
2,130,000	SoFi Professional Loan Program 2020-ATrust
	144A, 2.06%, 5/15/46 (b)	2,145
3,370,000	STWD 2019-FL1 Ltd. 144A, (1 mo. LIBOR
	USD + 1.080%), 2.76%, 7/15/38 (a)(b)	3,378
2,740,000	Synchrony Card Funding LLC, 2.34%, 6/15/25	2,791
1,432,549	Towd Point Mortgage Trust 2017-5 144A, (1
	mo. LIBOR USD + 0.600%),
	2.26%, 2/25/57 (a)(b)	1,435
4,310,000	Trillium Credit Card Trust II 144A, (1 mo.
	LIBOR USD + 0.370%), 2.05%, 12/27/24 (a)(b)	4,310
4,040,000	TRTX 2019-FL3 Issuer Ltd. 144A, (1 mo.
	LIBOR USD + 1.450%), 3.12%, 9/15/34 (a)(b)	4,062
3,330,000	Tryon Park CLO Ltd. 144A, (3 mo. LIBOR USD
	+ 0.890%), 2.72%, 4/15/29 (a)(b)	3,326
1,156,959	Volkswagen Auto Loan Enhanced Trust 2018-1,
	2.81%, 7/20/21	1,159
3,202,718	Volvo Financial Equipment LLC Series 2019-1
	144A, 2.90%, 11/15/21 (b)	3,215
2,000,000	Volvo Financial Equipment LLC Series 2019-1
	144A, 3.00%, 3/15/23 (b)	2,037
4,565,000	Westlake Automobile Receivables Trust 2017-2
	144A, 3.28%, 12/15/22 (b)	4,614
840,000	Westlake Automobile Receivables Trust 2018-1
	144A, 3.41%, 5/15/23 (b)	850
4,266,854	Westlake Automobile Receivables Trust 2019-1
	144A, 3.06%, 5/16/22 (b)	4,285
6,560,000	Wheels SPV 2 LLC 144A, 2.30%, 5/22/28 (b)	6,602
1,249,209	World Omni Auto Receivables Trust 2019-A,
	3.02%, 4/15/22	1,255

Principal or Shares	Security Description	Value (000)

10,580,000	World Omni Auto Receivables Trust 2019-B,
	2.59%, 7/15/24	$10,783
1,530,328	World Omni Automobile Lease Securitization
	Trust 2018-B, 2.96%, 6/15/21	1,535

Total Asset Backed (Cost - $252,039)		252,872

Bank Loans(d) (0%)
486,250	Zayo Group LLC Term Loan B1 1L, (LIBOR
	USD 1-Month + 2.000%), 3.65%, 1/19/21	487

Total Bank Loans (Cost - $485)		487

Commercial Paper(e) (5%)
3,000,000	AutoZone, Inc., 1.68%, 2/06/20	2,999
2,000,000	Duke Energy Corp., 1.66%, 2/05/20	1,999
8,000,000	Duke Energy Corp., 1.75%, 2/11/20	7,996
9,000,000	Entergy Corp., 1.68%, 2/03/20	8,999
8,000,000	General Electric Co., 1.78%, 2/21/20	7,992
3,000,000	Louisville Gas & Electric Co., 1.70%, 2/06/20	2,999
9,650,000	Mizuho Bank Ltd., 1.73%, 1/22/21	9,653
5,000,000	Western Union Co., 1.70%, 2/03/20	4,999

Total Commercial Paper (Cost - $47,635)		47,636

Corporate Bond (39%)
Financial (24%)
3,660,000	AerCap Ireland Capital DAC/AerCap Global
	Aviation Trust, 3.95%, 2/01/22	3,789
2,500,000	AIG Global Funding 144A, 1.90%, 10/06/21 (b)	2,508
870,000	AIG Global Funding 144A, 2.30%, 7/01/22 (b)	881
475,000	Air Lease Corp., 3.88%, 4/01/21	485
4,300,000	American Express Co., 3.38%, 5/17/21	4,388
3,000,000	Ameriprise Financial Inc., 3.00%, 3/22/22	3,076
3,750,000	ANZ New Zealand Int’l Ltd. 144A,
	2.88%, 1/25/22 (b)	3,834
383,000	Assurant Inc., (3 mo. LIBOR USD + 1.250%),
	3.20%, 3/26/21 (a)	383
3,330,000	Australia & New Zealand Banking Group Ltd.
	144A, (3 mo. LIBOR USD + 0.320%),
	2.05%, 11/09/20 (a)(b)	3,338
2,930,000	AvalonBay Communities Inc., (3 mo. LIBOR
	USD + 0.430%), 2.26%, 1/15/21 (a)	2,931
1,655,000	Banco Bradesco SA 144A, 2.85%, 1/27/23 (b)	1,666
1,665,000	Banco del Estado de Chile 144A,
	2.67%, 1/08/21 (b)	1,674
3,048,000	Bank of America Corp., (3 mo. LIBOR USD
	+ 0.660%), 2.48%, 7/21/21 (a)	3,056
4,000,000	Bank of America Corp., 2.63%, 4/19/21	4,048
1,530,000	Bank of Montreal, (3 mo. LIBOR USD
	+ 0.790%), 2.71%, 8/27/21 (a)	1,546
3,900,000	Barclays Bank PLC, (3 mo. LIBOR USD
	+ 0.450%), 2.28%, 10/15/20 (a)	3,900
3,565,000	Barclays Bank PLC, (3 mo. LIBOR USD
	+ 0.460%), 2.31%, 1/11/21 (a)	3,571
4,000,000	BBVA USA, 3.50%, 6/11/21	4,084
3,315,000	BNZ International Funding Ltd. 144A,
	2.10%, 9/14/21 (b)	3,336
2,265,000	Canadian Imperial Bank of Commerce, (U.S.
	Secured Overnight Financing Rate + 0.800%),
	2.37%, 3/17/23 (a)	2,281
2,065,000	Capital One Financial Corp., (3 mo. LIBOR USD
	+ 0.950%), 2.84%, 3/09/22 (a)	2,089

2

Payden Limited Maturity Fund continued

Principal or Shares	Security Description	Value (000)

5,000,000	Capital One Financial Corp., 3.05%, 3/09/22	$5,121
1,965,000	CIT Group Inc., 5.00%, 8/15/22	2,093
4,185,000	Citibank NA, (U.S. Secured Overnight Financing
	Rate + 0.600%), 2.19%, 3/13/21 (a)	4,193
2,240,000	Citigroup Inc., (U.S. Secured Overnight
	Financing Rate + 0.867%), 2.31%, 11/04/22 (a)	2,256
4,300,000	Citigroup Inc., 2.90%, 12/08/21	4,381
3,750,000	Citizens Bank NA, (3 mo. LIBOR USD
	+ 0.570%), 2.49%, 5/26/20 (a)	3,756
7,000,000	Comerica Bank, 2.50%, 6/02/20	7,016
3,760,000	Credit Agricole Corporate & Investment Bank
	SA, (3 mo. LIBOR USD + 0.625%),
	2.53%, 10/03/21 (a)	3,772
5,005,000	Credit Suisse AG, (U.S. Secured Overnight
	Financing Rate + 0.450%), 2.04%, 2/04/22 (a)	5,008
2,765,000	Credit Suisse AG, 2.10%, 11/12/21	2,784
750,000	Credit Suisse Group Funding Guernsey Ltd.,
	3.45%, 4/16/21	764
3,995,000	Crown Castle International Corp.,
	2.25%, 9/01/21	4,018
1,965,000	Danske Bank A/S 144A, (3 mo. LIBOR USD
	+ 0.510%), 2.42%, 3/02/20 (a)(b)	1,966
1,900,000	DBS Group Holdings Ltd. 144A, (3 mo. LIBOR
	USD + 0.490%), 2.38%, 6/08/20 (a)(b)	1,902
3,080,000	Deutsche Bank AG, (3 mo. LIBOR USD
	+ 0.815%), 2.62%, 1/22/21 (a)	3,074
2,585,000	DNB Bank ASA 144A, (3 mo. LIBOR USD
	+ 0.370%), 2.28%, 10/02/20 (a)(b)	2,591
1,325,000	Goldman Sachs Group Inc., (3 mo. LIBOR USD
	+ 1.170%), 3.08%, 11/15/21 (a)	1,336
4,300,000	Goldman Sachs Group Inc., 5.75%, 1/24/22	4,626
4,000,000	Huntington Bancshares Inc., 2.30%, 1/14/22	4,040
770,000	Icahn Enterprises LP/Icahn Enterprises Finance
	Corp., 6.25%, 2/01/22	785
1,895,000	Industrial & Commercial Bank of China Ltd., (3
	mo. LIBOR USD + 0.750%),
	2.48%, 11/08/20 (a)	1,899
2,050,000	Itau Unibanco Holding SA 144A,
	2.90%, 1/24/23 (b)	2,057
3,710,000	Jackson National Life Global Funding 144A,
	(U.S. Secured Overnight Financing Rate
	+ 0.600%), 2.18%, 1/06/23 (a)(b)	3,722
4,000,000	JPMorgan Chase & Co., 2.40%, 6/07/21	4,038
2,100,000	JPMorgan Chase & Co., (3 mo. LIBOR USD
	+ 0.550%), 2.44%, 3/09/21 (a)	2,101
3,290,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR
	USD + 1.020%), 2.93%, 11/28/23 (a)(b)	3,318
955,000	Mitsubishi UFJ Financial Group Inc., (3 mo.
	LIBOR USD + 0.700%), 2.59%, 3/07/22 (a)	961
4,000,000	Mitsubishi UFJ Financial Group Inc.,
	3.54%, 7/26/21	4,106
6,700,000	Mizuho Financial Group Inc., (3 mo. LIBOR
	USD + 0.940%), 2.85%, 2/28/22 (a)	6,786
2,700,000	Moody’s Corp., 2.75%, 12/15/21	2,750
3,910,000	Morgan Stanley, (U.S. Secured Overnight
	Financing Rate + 0.700%), 2.29%, 1/20/23 (a)	3,924
4,000,000	Morgan Stanley, 2.63%, 11/17/21	4,064

Principal or Shares	Security Description	Value (000)

5,000,000	National Australia Bank Ltd. 144A, (3 mo.
	LIBOR USD + 0.410%), 2.25%, 12/13/22 (a)(b)	$5,015
1,465,000	National Bank of Canada 144A,
	2.15%, 10/07/22 (b)	1,477
1,700,000	PayPal Holdings Inc., 2.20%, 9/26/22	1,719
4,080,000	PNC Bank NA, (3 mo. LIBOR USD + 0.430%),
	2.32%, 12/09/22 (a)	4,095
1,515,000	Reliance Standard Life Global Funding II 144A,
	2.63%, 7/22/22 (b)	1,545
3,145,000	Royal Bank of Scotland Group PLC, (3 mo.
	LIBOR USD + 1.470%), 3.38%, 5/15/23 (a)	3,198
2,300,000	Santander Holdings USA Inc., 3.70%, 3/28/22	2,375
3,350,000	Santander UK PLC, (3 mo. LIBOR USD
	+ 0.300%), 2.06%, 11/03/20 (a)	3,356
2,325,000	Santander UK PLC, 2.10%, 1/13/23	2,345
2,500,000	SL Green Operating Partnership LP, (3 mo.
	LIBOR USD + 0.980%), 2.88%, 8/16/21 (a)	2,501
241,000	SLM Corp., 5.13%, 4/05/22	249
690,000	Starwood Property Trust Inc., 3.63%, 2/01/21	695
950,000	Sterling Bancorp, 3.50%, 6/08/20	953
4,060,000	Sumitomo Mitsui Banking Corp., (3 mo. LIBOR
	USD + 0.370%), 2.21%, 10/16/20 (a)	4,069
2,880,000	Sumitomo Mitsui Banking Corp.,
	2.45%, 10/20/20 (f)	2,895
1,940,000	Synchrony Financial, 2.85%, 7/25/22	1,979
2,064,000	Synchrony Financial, 3.75%, 8/15/21	2,118
2,000,000	Truist Financial Corp., 3.05%, 6/20/22	2,059
2,760,000	Truist Financial Corp., 3.20%, 9/03/21	2,823
2,110,000	UBS AG 144A, (3 mo. LIBOR USD + 0.480%),
	2.39%, 12/01/20 (a)(b)	2,116
7,340,000	UBS AG 144A, 2.45%, 12/01/20 (b)	7,378
5,375,000	Wells Fargo & Co., (3 mo. LIBOR USD
	+ 0.930%), 2.66%, 2/11/22 (a)	5,416
3,750,000	Wells Fargo Bank NA, (3 mo. LIBOR USD
	+ 0.510%), 2.31%, 10/22/21 (a)	3,770
4,000,000	Wells Fargo Bank NA, 3.63%, 10/22/21	4,127
3,370,000	Westpac Banking Corp., (3 mo. LIBOR USD
	+ 0.390%), 2.23%, 1/13/23 (a)	3,377
2,565,000	Westpac Banking Corp., 2.80%, 1/11/22	2,619
613,000	Zions Bancorp NA, 3.35%, 3/04/22	630
		236,971
Industrial (11%)
3,735,000	AbbVie Inc. 144A, 2.15%, 11/19/21 (b)	3,760
1,810,000	AbbVie Inc. 144A, (3 mo. LIBOR USD
	+ 0.460%), 2.35%, 11/19/21 (a)(b)	1,816
562,000	America Movil SAB de CV, 5.00%, 3/30/20	565
4,000,000	AT&T Inc., 3.88%, 8/15/21	4,129
1,065,000	Aviation Capital Group LLC 144A, (3 mo.
	LIBOR USD + 0.670%), 2.44%, 7/30/21 (a)(b)	1,067
3,620,000	Aviation Capital Group LLC 144A, (3 mo.
	LIBOR USD + 0.950%), 2.86%, 6/01/21 (a)(b)	3,642
3,080,000	BAT Capital Corp., (3 mo. LIBOR USD
	+ 0.590%), 2.50%, 8/14/20 (a)	3,087
1,515,000	Becton Dickinson and Co., (3 mo. LIBOR USD
	+ 0.875%), 2.84%, 12/29/20 (a)	1,516
1,365,000	Broadcom Inc. 144A, 3.13%, 4/15/21 (b)	1,385

3   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

4,700,000	Caterpillar Financial Services Corp.,
	2.65%, 5/17/21	$4,765
5,000,000	CF Industries Inc. 144A, 3.40%, 12/01/21 (b)	5,128
3,500,000	Chevron Phillips Chemical Co. LLC/Chevron
	Phillips Chemical Co. LP 144A,
	2.45%, 5/01/20 (b)	3,503
2,435,000	Cigna Corp., (3 mo. LIBOR USD + 0.650%),
	2.55%, 9/17/21 (a)	2,435
1,940,000	Cigna Corp., 3.20%, 9/17/20	1,957
3,545,000	Conagra Brands Inc., (3 mo. LIBOR USD
	+ 0.500%), 2.38%, 10/09/20 (a)	3,552
1,460,000	Daimler Finance North America LLC 144A, (3
	mo. LIBOR USD + 0.530%),
	2.27%, 5/05/20 (a)(b)	1,462
132,000	Dell International LLC/EMC Corp. 144A,
	5.88%, 6/15/21 (b)	133
2,430,000	Delta Air Lines Inc., 2.60%, 12/04/20	2,446
1,168,000	Dollar Tree Inc., (3 mo. LIBOR USD + 0.700%),
	2.54%, 4/17/20 (a)	1,168
3,745,000	Express Scripts Holding Co., (3 mo. LIBOR USD
	+ 0.750%), 2.66%, 11/30/20 (a)	3,746
1,150,000	Fidelity National Information Services Inc., (3
	mo. EURIBOR + 0.400%), 0.04%, 5/21/21
	EUR (a)(c)(e)	1,277
1,445,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD
	+ 0.790%), 2.68%, 6/12/20 (a)	1,446
1,460,000	Ford Motor Credit Co. LLC, 3.09%, 1/09/23	1,474
890,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD
	+ 1.270%), 3.23%, 3/28/22 (a)	887
5,000,000	Fox Corp. 144A, 3.67%, 1/25/22 (b)	5,171
1,235,000	General Motors Co., (3 mo. LIBOR USD
	+ 0.800%), 2.54%, 8/07/20 (a)	1,237
1,700,000	General Motors Financial Co. Inc., (3 mo. LIBOR
	USD + 0.540%), 2.28%, 11/06/20 (a)	1,702
1,995,000	General Motors Financial Co. Inc., (3 mo. LIBOR
	USD + 0.930%), 2.78%, 4/13/20 (a)	1,998
2,014,000	General Motors Financial Co. Inc., (3 mo. LIBOR
	USD + 1.310%), 3.27%, 6/30/22 (a)	2,034
1,275,000	General Motors Financial Co. Inc., (3 mo. LIBOR
	USD + 1.550%), 3.39%, 1/14/22 (a)	1,291
1,860,000	Hewlett Packard Enterprise Co., (3 mo. LIBOR
	USD + 0.720%), 2.62%, 10/05/21 (a)	1,860
1,745,000	Lennar Corp., 2.95%, 11/29/20	1,754
840,000	Lennar Corp., 4.13%, 1/15/22	864
1,470,000	Marriott International Inc., 2.13%, 10/03/22	1,482
1,010,000	Marriott International Inc., (3 mo. LIBOR USD
	+ 0.650%), 2.54%, 3/08/21 (a)	1,014
795,000	Martin Marietta Materials Inc., (3 mo. LIBOR
	USD + 0.650%), 2.55%, 5/22/20 (a)	796
1,985,000	Nissan Motor Acceptance Corp. 144A, (3 mo.
	LIBOR USD + 0.390%), 2.35%, 9/28/20 (a)(b)	1,987
3,500,000	Nissan Motor Acceptance Corp. 144A, (3 mo.
	LIBOR USD + 0.520%), 2.41%, 3/15/21 (a)(b)	3,504
3,400,000	Penske Truck Leasing Co. LP/PTL Finance Corp.
	144A, 3.38%, 2/01/22 (b)	3,490
1,270,000	Ryder System Inc., 2.80%, 3/01/22	1,293
1,039,000	Ryder System Inc., 2.88%, 6/01/22	1,063

Principal or Shares	Security Description	Value (000)

960,000	Smithfield Foods Inc. 144A, 2.65%, 10/03/21 (b)	$958
3,500,000	Spirit AeroSystems Inc., (3 mo. LIBOR USD
	+ 0.800%), 2.69%, 6/15/21 (a)	3,478
358,750	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II
	LLC/Sprint Spectrum Co. III LLC 144A,
	3.36%, 9/20/21 (b)	362
1,700,000	Takeda Pharmaceutical Co. Ltd. 144A, (3 mo.
	EURIBOR + 0.550%), 0.14%, 11/21/20
	EUR (a)(b)(c)	1,891
465,000	Toll Brothers Finance Corp., 4.38%, 4/15/23	490
2,200,000	Tyson Foods Inc., (3 mo. LIBOR USD
	+ 0.450%), 2.34%, 8/21/20 (a)	2,203
535,000	Tyson Foods Inc., (3 mo. LIBOR USD
	+ 0.550%), 2.46%, 6/02/20 (a)	536
1,598,000	Viterra Inc. 144A, 5.95%, 8/01/20 (b)	1,629
995,000	Volkswagen Group of America Finance LLC
	144A, 2.50%, 9/24/21 (b)	1,005
2,065,000	Volkswagen Group of America Finance LLC
	144A, 3.88%, 11/13/20 (b)	2,097
1,400,000	Volkswagen Leasing GmbH, 0.75%, 8/11/20
	EUR (c)(g)	1,560
1,283,000	Vulcan Materials Co., (3 mo. LIBOR USD
	+ 0.600%), 2.49%, 6/15/20 (a)	1,285
3,500,000	Vulcan Materials Co., (3 mo. LIBOR USD
	+ 0.650%), 2.56%, 3/01/21 (a)	3,509

		109,889

Utility (4%)
2,010,000	AES Corp., 4.00%, 3/15/21	2,038
2,069,000	Antero Resources Corp., 5.13%, 12/01/22	1,788
4,044,000	CenterPoint Energy Inc., 3.60%, 11/01/21	4,163
675,000	Dominion Energy Inc., 2.58%, 7/01/20	677
2,000,000	Dominion Energy Inc., 2.72%, 8/15/21	2,022
980,000	DTE Energy Co., 2.60%, 6/15/22	996
2,870,000	EQT Corp., (3 mo. LIBOR USD + 0.770%),
	2.68%, 10/01/20 (a)	2,870
3,000,000	Evergy Inc., 4.85%, 6/01/21	3,099
1,325,000	Kinder Morgan Inc., (3 mo. LIBOR USD
	+ 1.280%), 3.11%, 1/15/23 (a)	1,341
1,113,000	Mississippi Power Co., (3 mo. LIBOR USD
	+ 0.650%), 2.60%, 3/27/20 (a)	1,114
1,465,000	MPLX LP, (3 mo. LIBOR USD + 0.900%),
	2.79%, 9/09/21 (a)	1,471
2,725,000	NextEra Energy Capital Holdings Inc.,
	2.40%, 9/01/21	2,754
1,585,000	Occidental Petroleum Corp., 2.60%, 8/13/21	1,602
1,280,000	Occidental Petroleum Corp., 2.70%, 8/15/22	1,301
2,700,000	Ovintiv Inc., 3.90%, 11/15/21	2,771
1,035,000	Phillips 66, (3 mo. LIBOR USD + 0.600%),
	2.52%, 2/26/21 (a)	1,035
910,000	QEP Resources Inc., 6.88%, 3/01/21	934
1,400,000	Sempra Energy, (3 mo. LIBOR USD + 0.500%),
	2.33%, 1/15/21 (a)	1,400
3,990,000	Sempra Energy, (3 mo. LIBOR USD + 0.450%),
	2.34%, 3/15/21 (a)	3,996

4

          Payden Limited Maturity Fund continued

Principal or Shares	Security Description	Value (000)

1,737,000	Sunoco Logistics Partners Operations LP,
	4.40%, 4/01/21	$1,779

		39,151

Total Corporate Bond (Cost - $384,402)		386,011

Foreign Government (3%)
26,550,000	Canadian When Issued Government Bond,
	1.50%, 8/01/21 CAD (c)	20,064
8,100,000	Instituto de Credito Oficial 144A, (3 mo. LIBOR
	USD + 0.150%), 1.83%, 12/15/21 (a)(b)	8,100
371,000	Senegal Government International Bond 144A,
	8.75%, 5/13/21 (b)	401

Total Foreign Government (Cost - $28,517)		28,565

Mortgage Backed (11%)
2,454,400	AREIT 2018-CRE2 Trust 144A, (1 mo. LIBOR
	USD + 0.980%), 2.65%, 11/14/35 (a)(b)	2,462
3,020,000	BX Commercial Mortgage Trust 2019-XL 144A,
	(1 mo. LIBOR USD + 0.920%),
	2.60%, 10/15/36 (a)(b)	3,033
1,010,000	BX Commercial Mortgage Trust 2020-BXLP
	144A, (1 mo. LIBOR USD + 1.600%),
	3.35%, 12/15/29 (a)(b)	1,014
2,492,129	BXMT 2017-FL1 Ltd. 144A, (1 mo. LIBOR
	USD + 0.870%), 2.54%, 6/15/35 (a)(b)	2,496
5,850,000	BXMT 2020-FL2 Ltd. 144A, (1 mo. LIBOR
	USD + 0.900%), 2.56%, 2/16/37 (a)(b)	5,850
2,500,000	BXMT 2020-FL2 Ltd. 144A, (1 mo. LIBOR
	USD + 1.150%), 2.81%, 2/16/37 (a)(b)	2,500
5,400,000	CHC Commercial Mortgage Trust 2019-CHC
	144A, (1 mo. LIBOR USD + 2.050%),
	3.73%, 6/15/34 (a)(b)	5,401
1,161,939	COMM 2014-CCRE15 Mortgage Trust,
	2.93%, 2/10/47	1,164
2,920,000	COMM 2019-WCM Mortgage Trust 144A, (1
	mo. LIBOR USD + 0.900%),
	2.58%, 10/15/36 (a)(b)	2,923
4,593,968	Connecticut Avenue Securities Trust 2019-HRP1
	144A, (1 mo. LIBOR USD + 2.150%),
	3.81%, 11/25/39 (a)(b)	4,638
154,398	Connecticut Avenue Securities Trust 2019-R03
	144A, (1 mo. LIBOR USD + 0.750%),
	2.41%, 9/25/31 (a)(b)	154
3,913,378	Connecticut Avenue Securities Trust 2019-R04
	144A, (1 mo. LIBOR USD + 0.750%),
	2.41%, 6/25/39 (a)(b)	3,915
1,520,000	Connecticut Avenue Securities Trust 2020-R01
	144A, (1 mo. LIBOR USD + 0.800%),
	2.49%, 1/25/40 (a)(b)	1,523
3,550,000	Credit Suisse Mortgage Capital Certificates
	2019-ICE4 144A, (1 mo. LIBOR USD
	+ 1.230%), 2.91%, 5/15/36 (a)(b)	3,557
1,114,251	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 0.950%),
	2.61%, 10/25/29 (a)	1,116

Principal or Shares	Security Description	Value (000)

134,882	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 1.300%), 2.96%, 7/25/29 (a)	$135
1,036,460	Freddie Mac STACR 2019-HQA3 144A, (1 mo.
	LIBOR USD + 0.750%), 2.41%, 9/25/49 (a)(b)	1,037
1,440,000	Freddie Mac Stacr Remic Trust 2020-DNA1
	144A, (1 mo. LIBOR USD + 0.700%),
	2.36%, 1/25/50 (a)(b)	1,443
7,300,000	Freddie Mac STACR REMIC Trust 2020-HQA
	144A, (1 mo. LIBOR USD + 0.750%),
	2.40%, 1/25/50 (a)(b)	7,300
2,640,000	Freddie Mac STACR REMIC Trust 2020-HQA
	144A, (1 mo. LIBOR USD + 1.900%),
	3.55%, 1/25/50 (a)(b)	2,654
2,004,746	Freddie Mac STACR Trust 2019-DNA1 144A, (1
	mo. LIBOR USD + 0.900%),
	2.56%, 1/25/49 (a)(b)	2,006
1,870,000	Freddie Mac STACR Trust 2019-DNA4 144A, (1
	mo. LIBOR USD + 1.950%),
	3.61%, 10/25/49 (a)(b)	1,886
3,698,247	Freddie Mac STACR Trust 2019-FTR2 144A, (1
	mo. LIBOR USD + 0.950%),
	2.61%, 11/25/48 (a)(b)	3,700
6,500,000	Freddie Mac STACR Trust 2019-HRP1 144A, (1
	mo. LIBOR USD + 1.400%),
	3.06%, 2/25/49 (a)(b)	6,522
2,080,590	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 0.450%),
	2.11%, 7/25/30 (a)	2,079
1,563,904	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 0.750%),
	2.41%, 3/25/30 (a)	1,565
889,199	Freddie Mac Structured Agency Credit Risk Debt
	Notes 144A, 4.15%, 8/25/48 (b)(h)	893
983,716	Gosforth Funding 2017-1 PLC 144A, (3 mo.
	LIBOR USD + 0.470%), 2.37%, 12/19/59 (a)(b)	985
253,230	HarborView Mortgage Loan Trust 2004-10,
	3.87%, 1/19/35 (h)	260
2,950,000	JP Morgan Chase Commercial Mortgage
	Securities Trust 2019-MFP 144A, (1 mo. LIBOR
	USD + 1.160%), 2.84%, 7/15/36 (a)(b)	2,954
1,105,950	JP Morgan Mortgage Trust 2018-8 144A,
	4.00%, 1/25/49 (b)(h)	1,110
1,246,200	Lanark Master Issuer PLC 144A, (3 mo. LIBOR
	USD + 0.420%), 2.32%, 12/22/69 (a)(b)	1,248
728,263	Multifamily Connecticut Avenue Securities Trust
	2019-01 144A, (1 mo. LIBOR USD + 1.700%),
	3.36%, 10/15/49 (a)(b)	733
2,731,069	New Residential Mortgage Loan Trust 2017-5
	144A, (1 mo. LIBOR USD + 1.500%),
	3.16%, 6/25/57 (a)(b)	2,782
3,510,000	Permanent Master Issuer PLC 144A, (3 mo.
	LIBOR USD + 0.380%), 2.21%, 7/15/58 (a)(b)	3,520
1,700,000	PFP 2019-5 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.420%), 3.09%, 4/14/36 (a)(b)	1,708
2,840,000	PFP 2019-6 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.050%), 2.72%, 4/14/37 (a)(b)	2,847

5   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,780,000	PFP 2019-6 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.450%), 3.12%, 4/14/37 (a)(b)	$1,784
1,714,733	Ripon Mortgages PLC 144A, (3 mo. LIBOR
	GBP + 0.800%), 1.60%, 8/20/56 GBP (a)(b)(c)	2,273
3,291,589	STACR Trust 2018-DNA3 144A, (1 mo. LIBOR
	USD + 0.750%), 2.41%, 9/25/48 (a)(b)	3,293
3,465,179	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
	USD + 1.650%), 3.31%, 4/25/43 (a)(b)	3,481
170,717	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
	USD + 0.850%), 2.51%, 2/25/47 (a)(b)	171
6,720,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
	USD + 1.250%), 2.91%, 2/25/47 (a)(b)	6,737
5,200,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
	USD + 2.400%), 4.06%, 2/25/47 (a)(b)	5,345
120,332	Structured Adjustable Rate Mortgage Loan Trust,
	4.31%, 9/25/34 (h)	126
1,705	Structured Asset Mortgage Investments Trust
	2003-CL1, 2.74%, 7/25/32 (h)	1
62,773	Wells Fargo Commercial Mortgage Trust
	2014-LC16, 2.82%, 8/15/50	63

Total Mortgage Backed (Cost - $114,039)		114,387

Municipal (0%)
1,375,000	State of California, 2.44%, 4/01/47 (h)	1,392

Total Municipal (Cost - $1,380)		1,392

NCUA Guaranteed (0%)
164,887	NCUA Guaranteed Notes Trust 2010-R1, 1A, (1
	mo. LIBOR USD + 0.450%),
	2.12%, 10/07/20 (a)	165
934,899	NCUA Guaranteed Notes Trust 2010-R3, (1 mo.
	LIBOR USD + 0.560%), 2.23%, 12/08/20 (a)	936
13,148	NCUA Guaranteed Notes Trust 2011-R2, 1A, (1
	mo. LIBOR USD + 0.400%), 2.09%, 2/06/20 (a)	13

Total NCUA Guaranteed (Cost - $1,114)		1,114

U.S. Treasury (21%)
8,000,000	U.S. Treasury Bill, 1.50%, 12/03/20 (e)	7,904
25,000,000	U.S. Treasury Bill, 1.52%, 12/31/20 (e)	24,673
15,000,000	U.S. Treasury Bill, 1.53%, 7/23/20 (e)	14,894

Principal or Shares	Security Description	Value (000)

10,000,000	U.S. Treasury Bill, 1.54%, 7/16/20 (e)	$9,932
30,000,000	U.S. Treasury Note, 1.13%, 2/28/21	29,884
20,000,000	U.S. Treasury Note, 1.63%, 10/15/20	20,009
30,000,000	U.S. Treasury Note, 1.75%, 7/31/21	30,153
30,000,000	U.S. Treasury Note, 2.13%, 5/31/21 (i)	30,271
13,000,000	U.S. Treasury Note, 2.50%, 12/31/20	13,113
10,000,000	U.S. Treasury Note, 2.63%, 8/31/20	10,059
10,000,000	U.S. Treasury Note, 2.75%, 9/30/20	10,077
8,000,000	U.S. Treasury Note, 3.63%, 2/15/21	8,173

Total U.S. Treasury (Cost - $208,712)		209,142

Investment Company (0%)
1,243,817	Payden Cash Reserves Money Market Fund *
	(Cost - $1,244)	1,244

Total Investments (Cost - $1,039,567) (104%)		1,042,850
Liabilities in excess of Other Assets (-4%)		(44,381)

Net Assets (100%)		$998,469

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2020.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Principal in foreign currency.
(d)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2020. The stated maturity is subject to prepayments.
(e)	Yield to maturity at time of purchase.
(f)

All or a portion of these securities are on loan. At January 31, 2020, the total market value of the Fund’s securities on loan is $45 and the total market value of the collateral held by the Fund is $47. Amounts in 000s.

(g)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(h)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(i)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
GBP 90	USD 116	HSBC Bank USA, N.A.	03/23/2020	$3
USD 4,768	EUR 4,272	Citibank, N.A.	03/23/2020	14

				17

Liabilities:
CAD 4,684	USD 3,567	HSBC Bank USA, N.A.	03/23/2020	(28)
USD 36,048	CAD 47,927	HSBC Bank USA, N.A.	03/23/2020	(166)
USD 2,341	GBP 1,806	HSBC Bank USA, N.A.	03/23/2020	(47)

				(241)

Net Unrealized Appreciation (Depreciation)				$(224)

6